UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the calendar Year of the Quarter Ended: March 31, 2002

Check here if Amendment  [x]; Amendment Number: 1
This Amendment (Check only one.)   	[x] is a restatement.
						[ ] adds new holdings entries.
Name:		Oechsle International Advisors, LLC
Address:	One International Place
		23 rd Floor
		Boston, MA 02110

13F File Number:	28-5470

The institutional investment manager filing this report and the Person by whom it is signed hereby represents that the person Signing the report is authorized to submit it, that all Information contained herein is true, correct and complete, and That it is understood that all required items, statements, Schedules, lists, and tables, are considered integral parts
Of this form.

Person signing this report on behalf of reporting manager:

Name:		Martin Dyer
Title:	Director of Compliance
Phone:	617-330-8825
Signature, Place, and date of signing:

	Martin Dyer	Boston, MA	April 26, 2002

Report Type (Check only one.):

[X]	13F Holding Report.

[ ]	13F Notice.

[ ]	13F Combination Report.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:			1
Form 13F Information Table Entry Total:		18

Form 13F Information Table Value Total:		$723,555,000.00


List of Other Included Managers:

	No.	13F File Number	Name


	01	28-4528		Fleet Investment Advisors

             FORM 13F INFORMATION TABLE
                   TITLE          VALUE SHARES SH/PUT/INVSTM OTHER VOTING AUTHORITY
NAME OF ISSUER   OF CLASS  CUSIP  (x$100PRN AMTPRNCALLDSCRETMANAGER  SOLE   SHARED   NONE
"----------------"--------"-------"-----"------"--"---"-----"------"-------"-------"-------
GUCCI GROUP N V  COM NY   401566101167321261701SH     SOLE           973862       0  248359
GUCCI GROUP N V  COM NY   40156610  3652  39480SH     OTHER     01        0       0   39480
INCO LTD         COM      45325840   543  27754SH     SOLE                0       0   27754
NOKIA CORP       SP ADR   65490220  6875 331487SH     SOLE           275972       0   55515
PARTNER COMM CO LADR      70211M10  1339 273355SH     SOLE           241571       0   31784
PETROBRAS        SP ADR   71654V40 517521953609SH     SOLE          1734603       0  219006
PLACER DOME INC  COM      72590610   358  29252SH     SOLE                0       0   29252
POHANG IRN & STL SP ADR   73045010 785073002183SH     SOLE          2221929       0  674248
POHANG IRN & STL SP ADR   73045010  2772 106006SH     OTHER     01        0       0  106006
RYANAIR HLDGS PLCSP ADR   78351310   396  13199SH     SOLE            13199       0       0
SK TELECOM LTD   SP ADR   78440P10 791043215628SH     SOLE          2587261       0  527489
SK TELECOM LTD   SP ADR   78440P10  2359 100878SH     OTHER     01        0       0  100878
TAIWAN SEMI MFG LSP ADR   87403910  62636263174SH     SOLE          4907912       0 1227990
TAIWAN SEMI MFG LSP ADR   87403910  2640 127272SH     OTHER     01        0       0  127272
TURKCELL         SP ADR   90011120  4447 273715SH     SOLE           198145       0   67926
TURKCELL         SP ADR   90011120124215   7644SH     OTHER     01        0       0    7644
UNITED MICRO CORPSP ADR   910873201366341282954SH     SOLE         10214506       0 2615043
UNITED MICRO CORPSP ADR   91087320  3467 325628SH     OTHER     01        0       0  325628